Taxation - Summary of Income Tax Expense Recognized in The Consolidated Statement of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense
Current income tax expense for the year	€ (200)	€ (33)	€ (276)
Total current tax expense	(200)	(33)	(276)
Deferred tax expense
(De)recognition of deferred tax assets	(152)	722	0
Total deferred tax expense	(152)	722	0
Income tax expense	€ (352)	€ 689	€ (276)